Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024, respectively:
Investment Assets at Fair Value

	December 31, 2025
	Level 1	Level 2	Level 3	Total Assets
Mutual funds	$132,991,204	—	—	$132,991,204
Money market fund	5,927,152	—	—	5,927,152
Home BancShares, Inc. common stock	30,368,752	—	—	30,368,752
Total investments at fair value	$169,287,108	$—	$—	$169,287,108

	December 31, 2024
	Level 1	Level 2	Level 3	Total Assets
Mutual funds	$110,634,855	—	—	$110,634,855
Money market fund	5,669,602	—	—	5,669,602
Home BancShares, Inc. common stock	31,704,224	—	—	31,704,224
Total investments at fair value	$148,008,681	$—	$—	$148,008,681